UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5813

LIQUID RESERVES PORTFOLIO
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 4.8%

Blue Heron Financial
Corp.,*
1.63% due 10/15/04	$500,000	$500,000,000
1.63% due 12/17/04	175,000	175,000,000
1.64% due 3/18/05	200,000	200,000,000
1.63% due 5/18/05	438,750	438,750,000
Restructured Asset
Securitization,*
1.61% due 12/22/04	500,000	500,000,000

		1,813,750,000

Certificates of Deposit (Domestic) — 3.1%

Harris Trust & Savings,
1.71% due 12/27/04	193,000	193,000,000
Washington Mutual Fin. Corp.,
1.65% due 11/12/04	300,000	300,017,124
Wells Fargo Bank and Co.,
1.52% due 9/8/04	400,000	400,000,000
1.53% due 9/15/04	269,000	269,000,000

		1,162,017,124

Certificates of Deposit (Euro) — 9.3%

Barclays Bank PLC,
1.11% due 9/9/04	100,000	100,000,110
BNP Paribas,
1.75% due 12/31/04	450,000	450,000,000
1.80% due 2/11/05	500,000	500,000,000
Credit Agricole SA,
1.07% due 9/21/04	100,000	99,999,442
Credit Lyonnais SA,
1.09% due 9/20/04	395,000	395,001,037
Depfa Bank PLC,
1.50% due 9/21/04	200,000	200,000,000
Fortis Bank,
1.51% due 9/7/04	500,000	500,000,000
HBOS Treasury
Services PLC,
1.49% due 9/21/04	750,000	750,000,000
Nationwide Building
Society,
1.09% due 9/9/04	100,000	100,000,215
UBS AG,
1.75% due 12/31/04	150,000	150,000,000
Unicredito Italiano SPA,
1.08% due 9/20/04	250,000	250,000,000

		3,495,000,804

Certificates of Deposit (Yankee) — 6.9%

Caylon,
1.78% due 12/28/04	133,900	133,900,000
1.70% due 12/30/04	500,000	500,000,000
1.75% due 12/31/04	150,000	150,000,000
Credit Suisse First
Boston USA,
1.71% due 12/31/04	$300,000	$300,000,000
1.75% due 12/31/04	400,000	400,006,669
Deutsche Bank AG,
1.73% due 12/30/04	200,000	199,972,792
HBOS Treasury
Services PLC,
1.08% due 9/27/04	300,000	300,000,000
1.73% due 12/31/04	300,000	300,000,000
Toronto Dominion
Bank,
1.53% due 9/13/04	200,000	200,000,000
Unicredito Italiano SPA,
1.56% due 10/6/04	100,000	100,005,327

		2,583,884,788

Commercial Paper — 36.7%

Amstel Funding Corp.,
1.08% due 9/16/04	200,000	199,910,417
1.77% due 2/1/05	588,310	583,884,438
Atlantis One
Funding Corp.,
1.07% due 9/1/04	154,189	154,189,000
1.78% due 12/8/04	104,452	103,945,872
1.80% due 12/15/04	100,000	99,475,000
Atomium Funding
Corp.,
1.09% due 9/2/04	49,290	49,288,508
1.09% due 9/8/04	21,123	21,118,523
1.11% due 9/17/04	113,696	113,640,163
1.56% due 9/22/04	100,161	100,069,853
1.55% due 10/5/04	80,113	79,995,723
Banco Santander,
1.55% due 9/22/04	88,483	88,402,997
BankAmerica Corp,
1.75% due 2/4/05	450,000	446,587,500
Beethoven Funding
Corp.,
1.55% due 9/7/04	328,464	328,379,147
1.55% due 9/10/04	364,716	364,574,673
1.57% due 9/15/04	261,152	260,992,552
1.57% due 9/17/04	131,701	131,609,102
1.56% due 9/20/04	154,581	154,453,727
1.60% due 9/27/04	103,759	103,639,100
Caisse Nationale
Des Caisses,
1.48% due 9/14/04	150,000	149,919,833
Cobbler Funding Ltd.,
1.55% due 9/15/04	156,290	156,195,792
Crown Point
Capital Co. LLC,
1.07% due 9/10/04	182,993	182,944,049
1.80% due 2/8/05	151,409	150,197,728
Curzon Funding LLC,
1.56% due 9/14/04	100,000	99,943,667

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d.)

Depfa Bank PLC,
1.47% due 9/17/04	$157,000	$156,897,775
1.50% due 10/6/04	194,000	193,717,083
Falcon Asset
Securitization,
1.50% due 9/8/04	201,541	201,482,217
Georgetown Funding,
1.58% due 9/2/04	100,429	100,424,592
1.54% due 9/7/04	100,000	99,974,333
1.50% due 9/16/04	284,710	284,532,056
1.50% due 9/20/04	382,095	381,792,510
1.58% due 9/21/04	100,000	99,912,222
1.62% due 9/27/04	100,000	99,883,000
1.62% due 9/30/04	137,989	137,808,924
1.58% due 10/15/04	500,000	499,034,444
Giro Balanced Funding,
1.60% due 9/30/04	110,000	109,858,222
Grampian Funding LLC,
1.71% due 12/20/04	130,000	129,320,750
1.72% due 12/30/04	200,000	198,853,333
Hannover Funding Co. LLC,
1.51% due 9/2/04	76,592	76,588,787
1.55% due 9/7/04	123,289	123,257,150
1.55% due 9/9/04	60,082	60,061,305
1.55% due 9/20/04	115,000	114,905,923
Jupiter Securitization Corp.,
1.50% due 9/2/04	140,000	139,994,167
Legacy Capital LLC,
1.89% due 2/16/05	146,479	145,187,055
Mane Funding Corp.,
1.54% due 9/17/04	100,000	99,931,555
Mica Funding LLC,
1.56% due 9/13/04	207,000	206,892,360
1.50% due 9/20/04	127,000	126,899,458
1.53% due 9/20/04	400,000	399,677,000
1.53% due 10/1/04	300,000	299,617,500
1.55% due 10/7/04	150,000	149,767,500
1.57% due 10/7/04	100,000	99,843,000
Nationwide Building
Society,
1.09% due 9/10/04	100,000	99,972,750
1.48% due 9/17/04	297,000	296,804,639
Nyala Funding LLC,
1.08% due 9/15/04	133,347	133,290,994
1.65% due 10/15/04	100,000	99,798,333
PACE Receivables
Funding,
1.50% due 9/3/04	118,436	118,426,130
Paradigm Funding LLC,
1.52% due 9/7/04	221,000	220,944,013
Perry Global Funding LLC,
1.07% due 9/2/04	251,645	251,637,521
1.07% due 9/7/04	147,133	147,106,761
Polonius Inc.,
1.55% due 9/15/04	129,000	128,922,242
Regency Markets LLC,
1.55% due 9/17/04	$103,805	$103,733,490
1.50% due 9/20/04	196,606	196,450,355
1.60% due 9/30/04	80,000	79,896,889
Saint Germain
Holdings,
1.48% due 9/15/04	186,000	185,892,947
1.56% due 9/16/04	100,000	99,935,000
1.60% due 9/27/04	220,000	219,745,777
Scaldis Capital Ltd.,
1.08% due 9/22/04	105,000	104,933,850
1.60% due 9/28/04	161,975	161,780,630
Sierra Madre
Funding Ltd.,
1.60% due 9/14/04	170,000	169,901,778
Solitaire Funding Ltd.,
1.55% due 9/7/04	190,110	190,060,888
1.60% due 9/23/04	108,780	108,673,637
Spintab AB,
1.49% due 9/15/04	112,000	111,935,103
Surrey Funding Corp.,
1.60% due 9/29/04	120,000	119,850,667
Ticonderoga
1.53% due 9/7/04	185,431	185,383,715
1.55% due 9/22/04	110,242	110,142,323
Tulip Funding Corp.,
1.62% due 9/30/04	400,000	399,478,000
1.80% due 11/26/04	100,000	99,570,000
Victory Receivables
Corp.,
1.53% due 9/2/04	100,000	99,995,750
1.55% due 9/9/04	100,320	100,285,445
1.57% due 9/21/04	124,274	124,165,605
Wal Mart Funding Corp.,
1.55% due 9/20/04	100,000	99,918,194
Windmill Funding
Corp.,
1.50% due 9/9/04	175,000	174,941,667
Yorktown Capital LLC,
1.48% due 9/17/04	185,101	184,979,244

		13,788,025,922

Corporate Notes -— 16.1%

Brahms Funding Corp.,
1.55% due 9/7/04	346,880	346,790,194
1.59% due 9/21/04	398,227	397,875,231
1.60% due 9/22/04	107,427	107,326,735
1.63% due 9/27/04	110,000	109,870,506
1.64% due 9/28/04	266,917	266,588,692
Fenway Funding LLC,
1.55% due 9/7/04	438,912	438,798,614
1.55% due 9/10/04	110,153	110,110,316
1.59% due 9/16/04	146,727	146,629,793
1.62% due 9/27/04	119,637	119,497,025
Foxboro Funding Ltd.,
1.61% due 9/9/04	80,369	80,340,246

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	August 31, 2004

	Principal
	Amount
Issuer	(000’s omitted)	Value

Corporate Notes -— (cont’d.)

Harwood Street Funding LLC,
1.59% due 9/1/04	$96,500	$96,500,000
1.57% due 9/13/04	187,275	187,176,993
1.57% due 9/23/04	187,364	187,184,235
Main Street,
1.57% due 9/1/04	100,000	100,000,000
1.57% due 9/3/04	46,095	46,090,979
1.58% due 9/9/04	348,000	347,877,813
1.60% due 9/10/04	100,000	99,960,000
1.60% due 9/16/04	232,000	231,845,335
1.60% due 9/17/04	100,000	99,928,889
1.60% due 9/21/04	115,000	114,897,778
1.62% due 9/22/04	160,000	159,848,800
1.64% due 9/29/04	100,000	99,872,442
1.69% due 10/7/04	206,000	205,651,860
1.69% due 10/12/04	150,000	149,711,292
Mica Funding LLC,
1.59% due 9/20/04	375,000	374,685,315
Nyala Funding LLC,
1.72% due 11/18/04	151,000	150,437,273
Park Granada LLC,
1.52% due 9/7/04	350,000	349,911,625
1.53% due 9/8/04	252,382	252,306,916
1.60% due 9/20/04	129,800	129,690,391
1.58% due 9/21/04	100,000	99,912,222
1.58% due 9/23/04	350,000	349,662,054
1.63% due 9/28/04	110,000	109,865,525

		6,066,845,089

Master Notes — 3.2%

Merrill Lynch & Co. Inc.,*
1.71% due 9/1/04	371,300	371,300,000
Morgan Stanley,*
1.76% due 9/1/04	850,000	850,000,000

		1,221,300,000

Medium Term Notes — 7.9%

K2 USA LLC,*
1.50% due 9/20/04	100,500	100,420,438
1.60% due 9/28/04	150,000	149,997,250
Links Finance Corp.,*
1.56% due 1/18/05	250,000	249,981,165
Merrill Lynch &
Co. Inc.,*
1.51% due 10/1/05	385,000	385,000,000
Premier Asset
Collection Entity Ltd.,*
1.57% due 4/25/05	100,000	99,980,460
1.57% due 7/15/05	100,000	99,986,937
Sigma Finance Inc.,*
1.56% due 1/18/05	175,000	174,986,816
1.57% due 1/21/05	100,000	99,990,327
1.56% due 5/16/05	250,000	249,955,872
1.56% due 7/19/05	300,000	299,920,850
1.56% due 7/25/05	200,000	199,946,540
Stanfield Victoria
Funding LLC,*
1.56% due 7/20/05	$100,000	$99,969,485
1.57% due 8/1/05	100,000	99,976,935
1.56% due 8/22/05	100,000	99,952,027
Tango Finance Corp.,*
1.58% due 8/15/05	122,000	121,994,168
Whistlejacket
Capital LLC,*
1.56% due 12/15/04	111,000	110,993,597
White Pine
Finance LLC,*
1.56% due 9/15/04	100,000	99,999,044
1.60% due 9/28/04	108,000	107,997,992
1.58% due 10/25/04	118,000	117,996,499

		2,969,046,402

Promissory Note — 2.9%

Goldman Sachs
Group Inc.
1.72% due 2/24/05	1,100,000	1,100,000,000

Time Deposits — 2.4%

Dexia Bank
1.58% due 9/1/04	578,000	578,000,000
Svenska Handelsbanken
1.55% due 9/1/04	324,311	324,311,000

		902,311,000

United States
Government Agencies — 6.6%

Federal Home
Loan Bank*
1.49% due 9/17/04	100,000	99,933,777
1.49% due 10/19/04	250,000	249,503,333
1.89% due 3/15/05	200,000	197,952,500
Federal National
Mortgage
Association,*
1.48% due 10/13/04	670,000	668,843,134
1.49% due 10/13/04	775,578	774,234,822
1.72% due 2/2/05	100,000	99,264,222
1.75% due 5/23/05	100,000	100,000,000
1.49% due 7/6/05	275,000	274,886,517

		2,464,618,305

Total Investments,
at Amortized Cost	99.9%	37,566,799,434
Other Assets,
Less Liabilities	0.1	19,843,328

Net Assets	100.0%	$37,586,642,762

*	The coupon rate listed for floating or adjustable rate securities represent the rate at period end.The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

See Notes to Financial Statements.

Liquid Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2004

ASSETS:
Investments at value (Note 1A)		$37,566,799,434
Cash		498
Interest receivable		23,744,982

Total Assets		37,590,544,914

LIABILITIES:
Management fee payable (Note 2)		2,448,052
Accrued expenses and other liabilities		1,454,100

Total Liabilities		3,902,152

Total Net Assets		$37,586,642,762

Represented by:
Capital paid in excess of par value		$37,586,642,762

S TAT E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

INTEREST (NOTE 1):		$435,706,091

EXPENSES:
Management fee (Note 2)	$55,561,429
Custody and fund accounting fees	7,496,410
Trustees’ fees	579,480
Audit and legal	279,939
Other	30,699

Total Expenses	63,947,957
Less: management fee waived (Note 2)	(26,870,821)
fees paid indirectly (Note 1F)	(297)

Net Expenses		37,076,839

Net Investment Income		398,629,252
Net Realized Gain on Investment		3,202,155

Increase in Net Assets From Operations		$401,831,407

See Notes to Financial Statements.

Liquid Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Years Ended August 31,

	2004	2003

OPERATIONS:
Net investment income	$398,629,252	$619,131,302
Net realized gain on investments	3,202,155	—

Increase in Net Assets From Operations	401,831,407	619,131,302

CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)	86,116,419,663	95,248,125,837
Value of withdrawals	(88,378,702,148)	(101,427,035,864)

Decrease in Net Assets From
Capital Transactions	(2,262,282,485)	(6,178,910,027)

Decrease in Net Assets	(1,860,451,078)	(5,559,778,725)

NET ASSETS:
Beginning of year	39,447,093,840	45,006,872,565

End of year	$37,586,642,762	$39,447,093,840

See Notes to Financial Statements.

Liquid Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Years Ended August 31,

	2004	2003	2002	2001	2000

Ratios/Supplemental Data:
Net assets (000’s omitted)	$37,586,643	$39,447,094	$45,006,873	$32,073,343	$14,392,341
Ratios to Average Net Assets:
Expenses#	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.09%	1.39%	2.29%	5.27%	5.93%
Total Return	1.09%	1.49%	2.36%	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived all or a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios to Average Net Assets:
Expenses	0.17%	0.17%	0.19%	0.22%	0.22%
Net investment income	1.02%	1.32%	2.20%	5.15%	5.81%

#	The ratio of expenses to average net assets will not exceed 0.10% as a result of a voluntary expense limitation, which may be terminated at any time.

See Notes to Financial Statements.

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio formerly known as Cash Reserves Portfolio, (the “Portfolio”), is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. At August 31, 2004, all investors in the Portfolio were funds advised by the Manager and or its affiliates.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with GAAP:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. Income Taxes The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees

The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $55,561,429 of which $26,870,821 was voluntarily waived for the year ended August 31, 2004. Such waiver is voluntary and can be terminated at any time at the discretion of the Manager. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions

Purchases, maturities and sales of money market instruments aggregated $814,948,110,606 and $812,036,318,664, respectively, for the year ended August 31, 2004.

4. Federal Income Tax Basis of Investment Securities

The tax cost of investment securities owned at August 31, 2004, for federal income tax purposes, amounted to $37,566,799,434.

5. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan during this period. The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2004 and the related liability at August 31, 2004 was not material.

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Portfolio’s investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Portfolio. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

The Portfolio did not implement the contractual arrangement described above and therefore will not receive any portion of such payment.

Liquid Reserves Portfolio
R E P O R T   O F   I N D E P E N D E N T   R E G I S T E R E D   P U B L I C
A C C O U N T I N G   F I R M

To the Trustees and Investors of
Liquid Reserves Portfolio:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liquid Reserves Portfolio (the “Portfolio”) at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these fin ancial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 22, 2004

Liquid Reserves Portfolio
A D D I T I O N A L   I N F O R M AT I O N (Unaudited)

Information about the Trustees and Officers of the Portfolio can be found on pages 19 through 24 of this report.

ITEM 2.  CODE OF ETHICS.

                  The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal
                  financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

                  The Board of Trustees of the registrant has determined that
                  Jane F. Dasher, the Chairman of the Board's Audit Committee,
                  possesses the technical attributes identified in Instruction
                  2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit
                  Committee's financial expert. Ms. Dasher is an "independent"
                  Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services

(a)  Audit Fees for the Liquid Reserves Portfolio of $26,000 and $26,000 for the
     years ended 8/31/04 and 8/31/03.

(b)  Audit-Related Fees for the Liquid Reserves Portfolio of $0 and $0 for the
     years ended 8/31/04 and 8/31/03.

(c)  Tax Fees for Liquid Reserves Portfolio of $2,100 and $2,100 for the years ended 8/31/04 and 8/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely
     RIC qualification review and tax distribution and analysis planning)
     rendered by the Accountant to Liquid Reserves Portfolio

(d)  All Other Fees for Liquid Reserves Portfolio of $0 and $0 for the years ended 8/31/04 and 8/31/03.

(e)  (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         The Charter for the Audit Committee (the "Committee") of the Board of
         each registered investment company (the "Fund") advised by Smith Barney
         Fund Management LLC or Salomon Brothers Asset Management Inc or one of
         their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered
         Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

         The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the
         Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i)
         bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the
         Public Company Accounting Oversight Board determines, by regulation, is impermissible.

         Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund
         ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a)
         the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the
         Committee (or its delegate(s)) prior to the completion of the audit.

         (2) For the Liquid Reserves Portfolio, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03; Tax Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03; and Other
         Fees were 100% and 100% for the years ended 8/31/04 and 8/31/03.

(f)  N/A

(g)  Non-audit fees billed by the Accountant for services rendered to Liquid
     Reserves Portfolio and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Liquid
     Reserves Portfolio were $2.8 million and $6.4 million for the years ended
     8/31/04 and 8/31/03.

(h)  Yes. The Liquid Reserves Portfolio's Audit Committee has considered whether the provision of non-audit services that were rendered to Service
     Affiliates which were not pre-approved(not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Accountant to the Liquid Reserves Portfolio or to Service
     Affiliates which were required to be pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)(1)   The registrant's principal executive officer and principal financial officer have concluded that the registrant's
                  disclosure controls and procedures (as defined in Rule 30a-
                  3(c) under the Investment Company Act of 1940, as amended (the
                  "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
                  required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
                  under the 1940 Act and 15d-15(b) under the Securities Exchange
                  Act of 1934.

         (a)(2)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last
                  fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1)   Code of Ethics attached hereto.

                  Exhibit 99.CODE ETH

         (a)(2)   Attached hereto.

                  Exhibit 99.CERT         Certifications pursuant to section 302
                                          of the Sarbanes-Oxley Act of 2002

         (b)      Furnished.

                  Exhibit 99.906CERT      Certifications pursuant to Section 906
                                          of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

LIQUID RESERVES PORTFOLIO

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         LIQUID RESERVES PORTFOLIO

Date:    November 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         LIQUID RESERVES PORTFOLIO

Date:    November 9, 2004

By:      /s/ Frances M. Guggino
         (Frances M. Guggino)
         Chief Financial Officer of
         LIQUID RESERVES PORTFOLIO

Date:    November 9, 2004